Note 2 - Loans	6 Months Ended
Jun. 30, 2022
Notes
Note 2 - Loans

Note 2 – Loans

The Company’s consumer loans are made to individuals, who may be new customers, existing customers (loan renewals), former customers or customers converting from a sales contract, in relatively small amounts for relatively short periods of time.  First and second mortgage loans on real estate are made in larger amounts and for longer periods of time.  The Company also purchases sales finance contracts from various dealers.  All loans and sales contracts are held for investment.

Cash, unearned finance charges, origination fees, discounts, premiums, deferred fees, and, in the instance of a loan renewal, the net payoff of the of the renewed loan are included in the loan origination amount.  The cash component of the loan origination is included in the Statement of Cash Flows in the Cash Flows from Investing Activities as Loans Originated or Purchased.

Loan renewals are accounted for in accordance with the applicable guidance in ASC 310-20 Nonrefundable Fees and Other Costs. Loan renewals are a product the Company offers to existing customers that allows them to borrow additional funds from the Company. In evaluating a loan for renewal, in addition to our standard underwriting requirements, we may take into consideration the customer’s prior payment performance with us, which we believe to be an indicator of the customer’s future credit performance.  If the terms of the new loan resulting from a loan renewal (other than a troubled debt restructuring) are at least as favorable to us as the terms for comparable loans to other customers with similar collection risks who are not renewing a loan, the renewal is accounted for as a new loan. The criteria is met if the new loan's effective yield is at least equal to the effective yield for such loans and the modification of the original loan is more than minor. A modification of a loan more than minor if the present value of the cash flows under the terms of the renewal is at least 10 percent different from the present value of the remaining cash flows under the terms of the original loan. Accordingly, when a renewal is generated, the original loan(s) are extinguished along with the associated unearned finance charges and a new loan is originated. Substantially all renewals include a non-cash component that represents the exchange of the original principal balance for the new principal balance and a cash component for the net proceeds distributed to the customer for the additional amounts borrowed. The cash component is presented as outflows from investing activities and the non-cash component is presented as a non-cash investing activity.

Allowance for Credit Losses

The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio.  Management estimates and evaluates the allowance for credit losses utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in segments, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate then may be adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the balance sheet reflects Management’s best estimate of expected credit losses.

The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and tracing that segment’s performance until charge-offs were substantially exhausted for that particular segment.  Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for credit losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI).  To evaluate the overall adequacy of the Company’s allowance for credit losses, Management considers the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, adequate for expected losses in the current loan portfolio.  As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates.  Actual results could vary based on future changes in significant assumptions.

Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and estimating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.

The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge-off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on grade delinquency rules, generally when two payments remain unpaid on precomputed loans or when the interest paid-to-date on an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts qualify for return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on when the interest paid-to-date on an interest-bearing loan is less than 60 days past due. There were no loans that met the non-accrual policy still accruing interest at June 30, 2022 or December 31, 2021.

The Company’s principal balances on non-accrual loans by loan class as of June 30, 2022 and December 31, 2021 are as follows:

Loan Class	June 30, 2022	December 31, 2021

Live Check Consumer Loans	$ 8,652,712	$ 6,254,394
Premier Consumer Loans	2,839,406	2,253,818
Other Consumer Loans	27,896,628	25,229,846
Real Estate Loans	1,705,193	1,286,609
Sales Finance Contracts	3,890,093	3,532,183
Total	$ 44,984,032	$ 38,556,850

An age analysis of principal balances on past due loans, segregated by loan class, as of June 30, 2022 and December 31, 2021 follows:

June 30, 2022	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 3,589,427	$ 3,563,731	$ 5,047,974	$ 12,201,132
Premier Loans	1,452,396	949,562	1,505,297	3,907,255
Other Consumer Loans	18,749,645	10,925,937	19,782,701	49,458,283
Real Estate Loans	993,455	344,133	1,248,408	2,585,996
Sales Finance Contracts	2,748,564	1,415,033	2,375,486	6,539,083
Total	$ 27,533,487	$ 17,198,396	$ 29,959,866	$ 74,691,749

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,752,871	$ 2,446,703	$ 3,597,241	$ 8,796,815
Premier Loans	915,525	554,662	1,260,027	2,730,214
Other Consumer Loans	15,190,957	9,270,399	18,579,878	43,041,234
Real Estate Loans	656,780	440,155	1,117,924	2,214,859
Sales Finance Contracts	2,176,581	1,134,376	2,385,007	5,695,964
Total	$ 21,692,714	$ 13,846,295	$ 26,940,077	$ 62,479,086

While delinquency rating analysis is the primary credit quality indicator, we also consider the ratio of bankrupt accounts to the total loan portfolio in evaluating whether any qualitative adjustments were necessary to the allowance for credit losses. The ratio of bankrupt accounts to the loan portfolio balance was 1.35% at June 30, 2022 and June 30, 2021.

The Company considers the performance of the loan portfolio and its impact on the allowance for credit losses. For consumer and real estate segments, the Company also evaluates credit quality based on the aging status of the loan and by payment activity. The following table presents the principal balance on loans based on payment activity as of June 30, 2022:

Payment Performance by Origination Year
	2022(1)	2021	2020	2019	2018	Prior	Total Principal Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 86,494	$ 40,840	$ 4,360	$ 818	$ 88	$ 17	$ 132,617
Nonperforming	4,906	3,464	236	44	1	1	8,652
	$ 91,400	$ 44,304	$ 4,596	$ 862	$ 89	$ 18	$ 141,269
Premier Loans:
Performing	$ 45,753	$ 45,855	$ 12,089	$ 3,864	$ 1,025	$ 150	$ 108,736
Nonperforming	459	1,669	544	129	34	5	2,840
	$ 46,212	$ 47,524	$ 12,633	$ 3,993	$ 1,059	$ 155	$ 111,576
Other Consumer Loans:
Performing	$ 304,258	$ 256,569	$ 44,217	$ 13,222	$ 3,724	$ 831	$ 622,821
Nonperforming	5,272	17,803	3,185	1,233	331	74	27,898
	$ 309,530	$ 274,372	$ 47,402	$ 14,455	$ 4,055	$ 905	$ 650,719
Real Estate Loans:
Performing	$ 1,963	$ 16,350	$ 6,831	$ 5,810	$ 4,143	$ 5,231	$ 40,328
Nonperforming	18	521	253	346	255	313	1,706
	$ 1,981	$ 16,871	$ 7,084	$ 6,156	$ 4,398	$ 5,544	$ 42,034
Sales Finance Contracts:
Performing	$ 48,510	$ 48,144	$ 25,801	$ 5,803	$ 1,154	$ 134	$ 129,546
Nonperforming	370	1,697	1,314	387	103	20	3,891
	$ 48,880	$ 49,841	$ 27,115	$ 6,190	$ 1,257	$ 154	$ 133,437

(1) Includes loans originated during the six-months ended June 30, 2022.

Due to the composition of the loan portfolio, the Company determines and monitors the allowance for credit losses on a portfolio segment basis.  As of June 30, 2022, a historical look back period of five quarters was utilized for live checks; six quarters for other consumer loans, premier loans, and sales finance contracts; and a look back period of five years was utilized for real estate loans. Expected look back periods are determined based on analyzing the history of each segment’s snapshot at a point in history and tracing performance until charge-offs are mostly exhausted.  The Company addresses seasonality primarily through the use of an average in quarterly historical loss rates over a 4-quarter snapshot time span instead of using one specific snapshot quarter’s historical loss rates.

Determining a proper allowance for credit losses is a critical accounting estimate which involves Management’s judgment with respect to certain relevant factors, such as historical and expected loss trends, unemployment rates in various locales, delinquency levels, bankruptcy trends and overall general and industry specific economic conditions.

The Company considered factors such as rising energy, food and services prices, rate of unemployment, inflation and the potential for further oil and commodity market disruptions from the Ukraine crisis.  The Company also considered the potential impact of increased central bank interest rates.  1st Franklin loans are contracted at a fixed rate; therefore, borrowers will not be affected by rising interest rates during the term of an existing loan.  Further, the Company’s historical loss history indicates that changes in central bank interest rates do not have a material direct impact to future loss rates.

Management determined that certain snapshot periods included in the estimation model benefited from government stimulus actions and the benefit to loss rates from those stimulus actions is expected to continue to decline over time.  1st Franklin’s expected credit loss model uses loss history from periods may include the effect of government stimulus in estimating the allowance for expected credit losses.  Based on the impact of periods that may include the benefit of government stimulus on loss rates and economic uncertainty, management concluded that a qualitative adjustment was required to sufficiently provide for expected credit losses. Management calculated a qualitative adjustment totaling $11.7 million by incorporating emerging post pandemic pool loss rates in an estimation model. The allowance for credit losses increased by $1.0 million to $68.3 million at June 30, 2022 compared to $67.3 million at December 31, 2021.

Management believes that the allowance for credit losses, as calculated in accordance with the Company’s current expected credit loss (“CECL”) methodology, is appropriate to cover expected credit losses on loans at June 30, 2022; however, because the allowance for credit losses is based on estimates, there can be no assurance that the ultimate charge off amount will match such estimates. Management may determine it is appropriate to increase or decrease the allowance for expected credit losses in future periods, or actual losses in any period, either of which events could have a material impact on our results of operations in the future.

Segmentation of the portfolio began with the adoption of ASC 326 on January 1, 2020.  The following table provides additional information on our allowance for credit losses based on a collective evaluation

	Three Months Ended June 30, 2022
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at March 31, 2022	$12,386	$6,216	$43,624	$260	$5,622	$68,108
Provision for Credit Losses	4,095	168	8,894	(1)	2,444	15,600
Charge-offs	(4,492)	(1,068)	(13,734)	(14)	(1,519)	(20,827)
Recoveries	834	297	3,889	-	401	5,421
Ending Balance	$12,823	$5,613	$42,673	$245	$6,948	$68,302

	Six Months Ended June 30, 2022
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2021	$10,649	$6,216	$44,646	$265	$5,535	$67,311
Provision for Credit Losses	9,732	1,079	17,492	(2)	3,756	32,057
Charge-offs	(9,165)	(2,234)	(27,290)	(24)	(3,120)	(41,833)
Recoveries	1,607	552	7,825	6	777	10,767
Ending Balance	$12,823	$5,613	$42,673	$245	$6,948	$68,302

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Allowance for Credit Losses:
Beginning Balance	$68,107,534	$63,348,497	$67,311,208	$66,327,674
Provision for credit losses	15,599,679	7,539,369	32,056,528	14,133,331
Charge-offs	(20,826,028)	(12,771,714)	(41,833,581)	(27,801,157)
Recoveries	5,420,827	5,485,595	10,767,857	10,941,899
Ending balance; collectively evaluated for impairment	$68,302,012	$63,601,747	$68,302,012	$63,601,747

TDRs are accounted for in accordance with the applicable guidance in ASC 310-40 Troubled Debt Restructurings by Creditors. TDRs represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions, and/or reductions in the amount owed by the customer. We do not consider TDRs as new loans because the restructuring is part of our ongoing effort to recover its investment in the original loan. The Company allows refinancing of delinquent loans on a case-by-case basis for those who satisfy certain eligibility requirements. The eligible customers can include those experiencing temporary hardships, lawsuits, or customers who have declared bankruptcy. In most cases, the loans that eligible for restructuring are between 90 and 180 days past due.  We do not allow the amount of the new loan to exceed the original amount of the existing loan and we believe that refinancing the delinquent loans for certain customers provides the Company with an opportunity to increase its average loans outstanding and its interest, fees, and other income without experiencing a significant increase in loan losses. These refinancing’s also provide a resolution to temporary financial setbacks for these borrowers and sustain their credit rating.

Legal fees and other direct costs incurred by the Company during a restructuring are expensed when incurred. The effective interest rate for restructured loan is based on the original contractual rate, not the rate specified in the restructuring agreement. The modified loans are adjusted to be recorded at the value of expected cash flows to be received in the future.

Modifications that lower the principal balance experience a direct charge off for the difference of the original and modified principal amount. The majority of the restructurings relate to fee and interest rate concessions as the Company only lowers the principal balance due in the event of a court order.

The following table presents a summary of loans that were restructured during the six months ended June 30, 2022.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,341	$ 2,428,838	$ 2,396,044
Premier Consumer Loans	196	1,249,767	1,229,817
Other Consumer Loans	5,055	19,614,686	19,123,589
Real Estate Loans	5	27,769	25,769
Sales Finance Contracts	251	1,928,908	1,886,518
Total	6,848	$ 25,249,968	$ 24,661,736

The following table presents a summary of loans that were restructured during the three months ended June 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	466	$ 893,182	$ 877,875
Premier Consumer Loans	100	598,628	592,019
Other Consumer Loans	2,246	8,214,149	7,799,661
Real Estate Loans	6	50,236	50,236
Sales Finance Contracts	151	867,163	838,238
Total	2,969	$ 10,623,358	$ 10,158,029

The following table presents a summary of loans that were restructured during the six months ended June 30, 2022.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	2,406	$ 4,450,559	$ 4,372,398
Premier Consumer Loans	390	2,560,276	2,485,334
Other Consumer Loans	9,514	36,361,014	35,178,299
Real Estate Loans	12	114,346	112,346
Sales Finance Contracts	468	3,497,493	3,366,466
Total	12,790	$ 46,983,688	$ 45,514,842

The following table presents a summary of loans that were restructured during the six months ended June 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,072	$ 2,030,007	$ 1,984,766
Premier Consumer Loans	215	1,291,060	1,248,826
Other Consumer Loans	5,189	18,663,687	17,805,933
Real Estate Loans	17	219,065	218,840
Sales Finance Contracts	359	2,226,482	2,166,463
Total	6,852	$ 24,430,301	$ 23,424,828

TDRs that occurred during the twelve months ended June 30, 2022 and subsequently defaulted during the three months ended June 30, 2022 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	486	$ 890,261
Premier Consumer Loans	44	241,218
Other Consumer Loans	1,587	3,741,502
Real Estate Loans	-	-
Sales Finance Contracts	42	232,489
Total	2,159	$ 5,105,470

TDRs that occurred during the twelve months ended June 30, 2021 and subsequently defaulted during the three months ended June 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	229	$ 440,115
Premier Consumer Loans	25	140,585
Other Consumer Loans	868	2,012,648
Real Estate Loans	-	-
Sales Finance Contracts	60	261,049
Total	1,182	$ 2,854,397

TDRs that occurred during the twelve months ended June 30, 2022 and subsequently defaulted during the six months ended June 30, 2022 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	790	$ 1,446,626
Premier Consumer Loans	76	409,774
Other Consumer Loans	2,647	6,126,587
Real Estate Loans	-	-
Sales Finance Contracts	81	422,901
Total	3,594	$ 8,405,888

TDRs that occurred during the twelve months ended June 30, 2021 and subsequently defaulted during the six months ended June 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	459	$ 864,096
Premier Consumer Loans	54	314,611
Other Consumer Loans	1,647	3,818,539
Real Estate Loans	-	-
Sales Finance Contracts	98	398,710
Total	2,258	$ 5,395,956

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance of credit losses.